ACQUISITION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Business Combinations [Abstract]
Schedule of consideration for arcadian services

The following table summarizes the allocation of the purchase consideration and the estimated fair value of the assets acquired and the liabilities assumed for the acquisition of Arcadian Services made by the Company:

Assets acquired:
Cash	$25,900
Accounts receivable	57,100
Other assets	24,000
Intangibles	109,000
Goodwill	1,386,800
Total assets acquired	$1,602,800

Liabilities assumed
Accounts payable	$147,700
Accrued other liabilities	108,700
Notes payable	6,800
Total liabilities assumed	$263,200

Net assets acquired	$1,339,600

Consideration paid:
Initial investment in Arcadian Services	195,900
Long-term debt	555,000
Accrued interest	96,700
Payment on warrant outstanding	175,000
Forgiveness of loan in relation of acquisition	317,000
Total consideration	$1,339,600

Schedule of unaudited pro forma financial information

The pro forma adjustments are based upon available information and certain assumptions that the Company believes are reasonable.

Pro Forma	Three Months Ended March 31, 2018	Six Months Ended March 31, 2018
Revenues	$459,900	$727,100
Net income (loss)	(2,659,600)	(5,605,300)
Basic and diluted loss per share:	$(0.61)	$(1.29)

Outstanding at weighted average shares outstanding	4,362,564	4,347,745

The pro forma adjustments are based upon available information and certain assumptions that the Company believes are reasonable.

Pro Forma	Years Ended September 30,
	2018	2017
Revenues	$1,460,800	$1,154,500
Net income (loss)	$(10,558,000)	$(7,894,700)
Basic and diluted loss per share:	$(2.03)	$(2.80)

weighted shares outstanding:	5,199,566	2,817,415